Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 9,951
Increases	1,872
Other	(558)
Net goodwill as of the end of the period	11,265
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,491
Other	(9)
Net goodwill as of the end of the period	2,482
Integrated LNG
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,857
Increases	454
Other	(7)
Net goodwill as of the end of the period	3,304
Integrated Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	3,666
Increases	1,209
Other	(515)
Net goodwill as of the end of the period	4,360
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	538
Increases	128
Other	(23)
Net goodwill as of the end of the period	643
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	396
Increases	81
Other	(4)
Net goodwill as of the end of the period	473
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	3
Net goodwill as of the end of the period	$ 3